STOCKHOLDERS EQUITY (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Class of Stock [Line Items]
Common Stock, Shares Authorized	200,000,000	200,000,000
Common stock, shares issued	183,913,582	180,913,582
Common stock, shares outstanding	183,913,582	180,913,582
Common stock, par value	$ 0.001	$ 0.001
Shares Issued, Value, Share-based Payment Arrangement, after Forfeiture	$ 5,170
Stock Issued During Period, Value, New Issues	$ 5,000
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized	1,500,000	1,500,000
Preferred stock, shares outstanding	0	0	0
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized	5,000,000	5,000,000
Preferred stock, shares outstanding	0	0
Series C Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares outstanding	145,080	240,080	145,080
Share price	$ 1.00	$ 1.00
Executive Officers [Member]
Class of Stock [Line Items]
Shares Issued, Shares, Share-based Payment Arrangement, after Forfeiture		14,000,000
Shares Issued, Value, Share-based Payment Arrangement, after Forfeiture		$ 1,987,200
Service Providers [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Issued for Services		4,408,334
Stock Issued During Period, Value, Issued for Services		$ 538,568
Accredited Investors [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues		1,750,000
Stock Issued During Period, Value, New Issues		$ 175,000
Conversion Of Series C Stock [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Conversion of Convertible Securities	3,000,000	5,922,903